Business Combination	12 Months Ended
Aug. 31, 2023
Business Combinations [Abstract]
BUSINESS COMBINATION
4.	BUSINESS COMBINATION

Business combination in fiscal year 2021:

On January 31, 2021, the Group acquired 60% equity interest of Jiangxi Leti Camp Education Technology Co., Ltd. (“Leti”) with a total consideration of approximately RMB 26,026, which will be paid in 3.25 years. The consideration is in the form of (1) contingent consideration payable to the non-controlling interest shareholder, which is subject to the achievement of the financial performance requirement, and (2) the future capital injection to Leti by the Group. The contingent consideration payable was recorded in amounts due to related parties and other non-current liability due to related parties (non-controlling interest shareholder of Leti) in the consolidated balance sheets. The goodwill, intangible assets and non-controlling interests acquired from the acquisition were approximately RMB 20,874, RMB 9,000 and RMB18,012, respectively. Leti provides outdoor camp services to students in PRC.

For the year ended August 31, 2022, the Group paid the first installment of cash consideration RMB 7,500 according to the share purchase agreement.

For the fiscal year 2023, Leti failed to meet the financial performance requirement agreed in the share purchase agreement and is expected not able to meet future financial performance requirement, the fair value of the contingent consideration payable to related parties (non-controlling interest shareholder of Leti) has reduced to RMB nil. In addition, because certain portion of the consideration is in the form of the future capital injection to Leti by the Group, it also has been reduced to RMB nil and therefore the non-controlling interests attributed by the future capital injection by the Group solely of RMB 3,607 was recorded in additional paid-in capital of the Company for the year ended August 31, 2023.

Pro forma result of acquisition (unaudited)

The following table summarizes the unaudited pro forma consolidated results of operations for the year ended August 31, 2021, assuming that the acquisition occurred as of the beginning of the comparable annual reporting period. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of the beginning of period:

Pro forma for the year ended August 31, 2021

2021 Unaudited
Pro forma revenue from continuing operations	1,406,147
Pro forma operating income from continuing operations	390,843
Pro forma net loss attributable to the Group	(53,253)